Intangibles - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease premium (a)
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	6 years 2 months 12 days
Amortization of intangible assets	$ 48.2
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	9 years 4 months 24 days
Amortization of intangible assets	$ 21.2	$ 21.2	$ 21.2